Subsequent events (Details Narrative) ¥ in Millions						1 Months Ended
	Aug. 01, 2026 USD ($)	Aug. 01, 2026 CNY (¥)	Jun. 25, 2026	Oct. 01, 2024 USD ($)	May 10, 2024 USD ($) shares	Jul. 31, 2026 USD ($) shares	Mar. 31, 2026 shares	Mar. 30, 2026	Oct. 15, 2025 shares	Oct. 10, 2025 shares	Mar. 31, 2025 shares	Dec. 17, 2024	Jan. 31, 2022
Subsequent Event [Line Items]
Shares issued to Wuxi Shareholders					480,000
Number of shares issued, value | $				$ 54	$ 96
Preferred shares, shares authorized							5,000,000		5,000,000		5,000,000
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage							3.00%	3.00%				3.00%	3.00%
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred shares, shares authorized										4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Maturity date start			Mar. 31, 2026
Maturity date end			Sep. 30, 2026
Preferred shares, shares authorized						5,000,000
Aggregate consideration amount | $	$ 4,500,000
Initial installment description	The first installment of USD 0.9 million, representing 20% of the total consideration, has been paid in early August 2026, with the remaining balance payable in installments per the contractual payment schedule within one year.	The first installment of USD 0.9 million, representing 20% of the total consideration, has been paid in early August 2026, with the remaining balance payable in installments per the contractual payment schedule within one year.
Disposed subsidiaries fair value	$ 8,200,000	¥ 56.9
Subsequent Event [Member] | Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage	3.00%	3.00%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued to Wuxi Shareholders						666,667
Number of shares issued, value | $						$ 500,000
Preferred shares, shares authorized						4,000,000